Loans	12 Months Ended
Dec. 31, 2011
Loans [Abstarct]
Loans

NOTE 3 – LOANS

Loans at year-end were as follows:

	2011	2010
Commercial real estate	$99,920,808	$113,451,159
Commercial business	24,568,450	27,141,540
Residential mortgages:
Home equity lines of credit	12,691,997	11,620,756
1-4 family residential	857,847	806,411
Consumer:
Installment	4,856,881	4,926,165
Purchased auto loans	721,446	1,558,763

	143,617,429	159,504,794
Less allowance for loan losses	3,009,909	4,544,316

	$140,607,520	$154,960,478

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ending December 31, 2011 and 2010.

December 31, 2011	Commercial Real Estate	Commercial Business	Residential	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$3,466,505	$666,437	$162,372	$34,776	$214,226	$4,544,316
Loans charged off	(1,843,314)	(101,408)	(55,794)	(25,438)	0	(2,025,954)
Recoveries	48,217	131,163	0	519	0	179,899
Provision for loan losses	621,248	(200,228)	10,604	32,182	(152,158)	311,648

Total ending allowance balance	$2,292,656	$495,964	$117,182	$42,039	$62,068	$3,009,909

December 31, 2010	Commercial Real Estate	Commercial Business	Residential	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning Balance	$1,527,445	$516,211	$53,661	$60,756	$158,642	$2,316,715
Loans charged off	(1,305,300)	(1,365,187)	(6,785)	(46,867)	0	(2,724,139)
Recoveries	15,311	358	17,475	5,987	0	39,131
Provision for loan losses	3,229,049	1,515,055	98,021	14,900	55,584	4,912,609

Total ending allowance balance	$3,466,505	$666,437	$162,372	$34,776	$214,226	$4,544,316

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2011 and 2010. The recorded investment in loans includes the unpaid principal balance and unamortized loan origination fees and costs, but excludes accrued interest receivable which is not considered to be material.

	Commercial Real Estate	Commercial Business	Residential Mortgages	Consumer	Unallocated	Total
December 31, 2011
Allowance for loan losses
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$568,235	$729	$0	$0	$0	$568,964
Collectively evaluated for impairment	1,724,421	495,235	117,182	42,039	62,068	2,440,945

Total ending allowance balance	$2,292,656	$495,964	$117,182	$42,039	$62,068	$3,009,909

Loans
Loans individually evaluated for impairment	$6,257,562	$157,991	$324,066	$0	$0	$6,739,619
Loans collectively evaluated for impairment	93,663,246	24,410,459	13,225,778	5,578,327	0	136,877,810

Total ending loans balance	$99,920,808	$24,568,450	$13,549,844	$5,578,327	$0	$143,617,429

December 31, 2010
Allowance for loan losses
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1,574,734	$101,258	$28,303	$0	$0	$1,704,295
Collectively evaluated for impairment	1,891,771	565,179	134,069	34,776	214,226	2,840,021

Total ending allowance balance	$3,466,505	$666,437	$162,372	$34,776	$214,226	$4,544,316

Loans
Loans individually evaluated for impairment	$8,429,959	$436,289	$292,483	$0	$0	$9,158,731
Loans collectively evaluated for impairment	105,021,200	26,705,251	12,134,684	6,484,928	0	150,346,063

Total ending loans balance	$113,451,159	$27,141,540	$12,427,167	$6,484,928	$0	$159,504,794

The following table presents information related to impaired loans by class of loans as of and for the year ended December 31, 2011.

December 31, 2011	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment
With no related allowance recorded:
Commercial real estate	$5,242,788	$4,019,778	$0	$3,914,534
Commercial business	150,164	150,164	0	175,610
Residential mortgage:
Home equity line of credit	239,007	211,960	0	224,615
1-4 family residential	112,106	112,106	0	109,057
Consumer:
Installment	0	0	0	0
Purchased auto loans	0	0	0	0
With an allowance recorded:
Commercial real estate	2,237,784	2,237,784	568,235	2,234,816
Commercial business	7,827	7,827	729	8,786
Residential mortgage:
Home equity line of credit	0	0	0	0
1-4 family residential	0	0	0	0
Consumer:
Installment	0	0	0	0
Purchased auto loans	0	0	0	0

Total	$7,989,676	$6,739,619	$568,964	$6,667,418

The recorded investment in loans excludes accrued interest receivable due to immateriality. The unpaid principal balance for purposes of this table includes $1,250,057 that has been partially charged off but not forgiven.

The following table presents information related to loans individually evaluated for impairment by class of loans as of December 31, 2010.

December 31, 2010	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Commercial real estate	$3,854,343	$3,335,723	$0
Commercial business	334,881	334,881	0
Residential mortgage:
Home equity line of credit	0	0	0
1-4 family residential	51,725	51,725	0
Consumer:
Installment	0	0	0
Purchased auto loans	0	0	0
With an allowance recorded:
Commercial real estate	5,094,236	5,094,236	1,574,734
Commercial business	101,408	101,408	101,258
Residential mortgage:
Home equity line of credit	240,758	240,758	28,303
1-4 family residential	0	0	0
Consumer:
Installment	0	0	0
Purchased auto loans	0	0	0

Total	$9,677,351	$9,158,731	$1,704,295

The recorded investment in loans excludes accrued interest receivable due to immateriality. The unpaid principal balance for purposes of this table includes $518,620 that has been partially charged off but not forgiven.

Interest income recognized during impairment for all periods was immaterial.

Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogenous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the recorded investment in nonaccrual loans and loans past due over 90 days still on accrual by class of loans as of December 31, 2011 and 2010.

	$000,000.00	$000,000.00	$000,000.00	$000,000.00
	Nonaccrual		Loans Past Due Over 90 Days Still Accruing
	2011	2010	2011	2010
Commercial real estate	$4,058,439	$6,866,564	$0	$0
Commercial business	157,991	387,251	0	0
Residential mortgage:
Home equity line of credit	211,960	240,758	0	0
1-4 family residential	112,106	51,725	0	0
Consumer:
Installment	0	0	0	0
Purchased auto loans	0	0	0	8,131

Total	$4,540,496	$7,546,298	$0	$8,131

The following table presents the aging of the recorded investment in past due loans as of December 31, 2011 and 2010 by class of loans.

	$000,000.00	$000,000.00	$000,000.00	$000,000.00	$000,000.00	$000,000.00
December 31, 2011	30 - 59 Days Past Due	60 - 89 Days Past Due	Over 90 Days Past Due	Total Past Due	Not Past Due	Total
Commercial real estate	$370,075	$468,600	$2,549,067	$3,387,742	$96,533,066	$99,920,808
Commercial business	74,959	159,348	63,634	297,941	24,270,509	24,568,450
Residential mortgage:
Home equity line of credit	0	0	211,960	211,960	12,480,037	12,691,997
1-4 family residential	0	110,121	0	110,121	747,726	857,847
Consumer:
Installment	0	0	0	0	4,856,881	4,856,881
Purchased auto loans	561	0	0	561	720,885	721,446

Total	$445,595	$738,069	$2,824,661	$4,008,325	$139,609,104	$143,617,429

December 31, 2010	30 - 59 Days Past Due	60 - 89 Days Past Due	Over 90 Days Past Due	Total Past Due	Not Past Due	Total
Commercial real estate	$244,449	$0	$2,485,133	$2,729,582	$110,721,577	$113,451,159
Commercial business	101,155	54,284	178,978	334,417	26,807,123	27,141,540
Residential mortgage:
Home equity line of credit	0	0	0	0	11,620,756	11,620,756
1-4 family residential	75,653	0	51,725	127,378	679,033	806,411
Consumer:
Installment	0	0	0	0	4,926,165	4,926,165
Purchased auto loans	12,149	0	8,131	20,280	1,538,483	1,558,763

Total	$433,406	$54,284	$2,723,967	$3,211,657	$156,293,137	$159,504,794

Included in loans not past due at December 31, 2011 are $1,270,801 of the $4,540,496 of nonaccrual loans that are current in accordance with their original contractual or modified terms. At December 31, 2010, included in loans not past due are $4,762,168 of the $7,546,298 of nonaccrual loans that are in accordance with their original contractual or modified terms.

Troubled Debt Restructurings

Troubled debt restructures are considered impaired and are included in the previous loan disclosures in this footnote.

During the year ended December 31, 2011, the terms of certain loans were modified as troubled debt restructurings. To be considered a troubled debt restructuring, the modification must meet two conditions: 1) a concession has been granted and 2) the borrower is experiencing financial difficulty. In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of several factors, including the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification, whether the borrower is able to obtain funds elsewhere, whether the borrower is in the process of declaring bankruptcy and other similar indications of financial challenges. This evaluation is performed under the Company's internal underwriting policy.

The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a suspension of principal payments for a specified period effectively extending the term of the loan, or a permanent reduction of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan were for periods ranging from 6 months to 10 years. Modifications involving an extension of the maturity date were for periods ranging from 6 months to 10 years.

The following table presents loans by class modified as troubled debt restructurings that occurred during the year ending December 31, 2011:

	$000,000.00	$000,000.00	$000,000.00
	Number of Loans	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Commercial real estate	3	$1,564,789	$1,564,789
Commercial business	0	0	0
Residential mortgage	0	0	0

Total	3	$1,564,789	$1,564,789

The Company has allocated $77,348 and $284,263 of specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of December 31, 2011 and 2010. There are no commitments to lend additional amounts to borrowers with loans that are classified as troubled debt restructurings at December 31, 2011 or 2010.

The troubled debt restructurings described above had no impact on the allowance for loan losses and resulted in charge offs of $510,141 for the twelve months ended December 31, 2011.

The following table presents loans by class modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ended December 31, 2011.

	Number of Loans	Recorded Investment
Troubled Debt Restructurings:
Commercial real estate	2	$968,033
Commercial business	0	0
Residential mortgage	0	0

Total	2	$968,033

A loan is generally considered to be in payment default once it is 30 days contractually past due under the modified terms.

As of December 31, 2011, the loans considered to be in default of their terms as described above have resulted in additional charge offs of $510,141.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, the underlying value of the collateral, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis includes non-homogeneous loans, such as all commercial real estate and commercial business loans. This analysis is performed at least annually, and more frequently if the Company has concerns about the status of a borrower. Loans that are rated Watch, Special Mention, Substandard or Doubtful receive increased monitoring, on at least a monthly basis.

The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution's credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the borrower or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all of the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass-rated loans. Loans listed as not rated are included in groups of homogeneous loans. Loans graded other than "pass" are typically in industries displaying distress in the current economy. As the grades become more adverse, the related industry is likely displaying greater sensitivity to the current economic conditions and the borrower's financial strength may have deteriorated. Industries such as commercial real estate management and real estate development are particularly affected by current economic conditions.

As of December 31, 2011 and 2010, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Not Rated	Total
Commercial real estate	$81,002,951	$8,093,789	$10,824,068	$0	$0	$99,920,808
Commercial business	22,767,800	925,810	874,840	0	0	24,568,450
Residential mortgage:
Home equity line of credit	0	199,139	603,257	0	11,889,601	12,691,997
1-4 family residential	0	0	112,106	0	745,741	857,847
Consumer:
Installment	0	48,224	0	0	4,808,657	4,856,881
Purchased auto loans	0	0	0	0	721,446	721,446

Total	$103,770,751	$9,266,962	$12,414,271	$0	$18,165,445	$143,617,429

December 31, 2010	Pass	Special Mention	Substandard	Doubtful	Not Rated	Total
Commercial real estate	$85,034,950	$10,717,741	$17,698,468	$0	$0	$113,451,159
Commercial business	24,023,215	1,229,339	1,888,986	0	0	27,141,540
Residential mortgage:
Home equity line of credit	0	73,250	709,912	0	10,837,594	11,620,756
1-4 family residential	0	0	51,725	0	754,686	806,411
Consumer:
Installment	0	0	0	0	4,926,165	4,926,165
Purchased auto loans	0	0	0	0	1,558,763	1,558,763

Total	$109,058,165	$12,020,330	$20,349,091	$0	$18,077,208	$159,504,794

The Company considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loan classes, the Company also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity.

The following table presents the recorded investment in residential and consumer loans based on payment activity as of December 31, 2011 and 2010.

	Residential mortgage		Consumer
December 31, 2011	Home equity lines of credit	1-4 family residential	Installment	Purchased auto loans
Performing	$12,480,037	$745,741	$4,856,881	$721,446
Nonperforming	211,960	112,106	0	0

Total	$12,691,997	$857,847	$4,856,881	$721,446

	Residential mortgage		Consumer
December 31, 2010	Home equity lines of credit	1-4 family residential	Installment	Purchased auto loans
Performing	$11,379,998	$754,686	$4,926,165	$1,550,632
Nonperforming	240,758	51,725	0	8,131

Total	$11,620,756	$806,411	$4,926,165	$1,558,763

The Company has no loans considered to be subprime.